Inventories	12 Months Ended
Mar. 31, 2011
Inventories
Inventories
(4)	Inventories

Inventories as of March 31, 2011 and 2010 are summarized as follows:

	Yen (millions)
	2011	2010
Finished goods	533,724	505,918
Work in process	566,127	513,556
Raw materials	241,917	202,603

	1,341,768	1,222,077